Borrowings - Mainland China Facilities (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 29, 2026 CAD ($)	Mar. 29, 2026 CNY (¥)	Mar. 30, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.2		$ 4.3
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 112.6	¥ 560.0
Borrowings, interest rate	3.10%	3.10%
Borrowings, interest rate in terms of loan rate	1 year
Short-term borrowings	$ 0.0		$ 0.0
Mainland China Facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	(0.45%)	(0.45%)
Mainland China Facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	(0.60%)	(0.60%)
Mainland China Facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months
Mainland China Facilities | Term one
Disclosure of detailed information about borrowings [line items]
Borrowings, term	1 month
Mainland China Facilities | Term two
Disclosure of detailed information about borrowings [line items]
Borrowings, term	3 months
Mainland China Facilities | Term three
Disclosure of detailed information about borrowings [line items]
Borrowings, term	6 months